Note 8 (Tables)	12 Months Ended
Dec. 31, 2023
Fair value of financial instruments [Abstract]
Fair value of financial instruments by levels [Table Text Block]
The fair value of the Group's financial instruments recognized at fair value in the consolidated balance sheets is presented below, broken down according to the valuation method used to determine their fair value, and their respective book value as of December 31, 2023, 2022 and 2021:

Fair value of financial instruments by levels. December 2023 (Millions of Euros)
	Notes	Book value	Fair value
			Level 1	Level 2	Level 3
ASSETS
Financial assets held for trading	10	141,042	21,972	116,905	2,165
Derivatives		34,293	144	33,880	269
Equity instruments		4,589	4,494	24	71
Debt securities		28,569	17,333	11,081	155
Loans and advances		73,590	—	71,921	1,669
Non-trading financial assets mandatorily at fair value through profit or loss	11	8,737	7,028	493	1,216
Equity instruments		7,963	6,742	72	1,148
Debt securities		484	286	132	66
Loans and advances to customers		290	—	288	2
Financial assets designated at fair value through profit or loss	12	955	908	47	—
Debt securities		955	908	47	—
Financial assets at fair value through other comprehensive income	13	62,205	52,987	8,335	883
Equity instruments		1,217	1,026	52	139
Debt securities		60,963	51,961	8,258	745
Loans and advances to credit institutions		26	—	26	—
Derivatives – Hedge accounting	15	1,482	—	1,482	—
LIABILITIES
Financial liabilities held for trading	10	121,715	14,133	106,382	1,201
Trading derivatives		33,045	191	32,111	743
Short positions		15,735	13,942	1,750	44
Deposits		72,935	—	72,520	415
Financial liabilities designated at fair value through profit or loss	12	13,299	—	11,073	2,227
Deposits from credit institutions		—	—	—	—
Customer deposits		717	—	717	—
Debt certificates issued		3,977	—	1,751	2,227
Other financial liabilities		8,605	—	8,605	—
Derivatives – Hedge accounting	15	2,625	—	2,586	39

Fair value of financial Instruments by levels. December 2022 ⁽¹⁾ (Millions of Euros)
	Notes	Book value	Fair value
			Level 1	Level 2	Level 3
ASSETS
Financial assets held for trading	10	110,671	22,710	85,636	2,325
Derivatives		39,908	795	38,140	974
Equity instruments		4,404	4,369	—	34
Debt securities		24,367	16,284	7,934	148
Loans and advances		41,993	1,262	39,562	1,169
Non-trading financial assets mandatorily at fair value through profit or loss	11	6,888	5,720	151	1,017
Equity instruments		6,511	5,457	40	1,014
Debt securities		129	19	111	—
Loans and advances to customers		247	245	—	3
Financial assets designated at fair value through profit or loss	12	913	913	—	—
Debt securities		913	913	—	—
Financial assets at fair value through other comprehensive income	13	65,374	53,248	11,537	589
Equity instruments		1,198	1,040	58	100
Debt securities		64,150	52,182	11,479	489
Loans and advances to credit institutions		26	26	—	—
Derivatives – Hedge accounting	15	1,891	4	1,887	—
LIABILITIES
Financial liabilities held for trading	10	95,611	20,611	73,871	1,129
Trading derivatives		37,909	746	36,161	1,002
Short positions		13,487	13,354	133	—
Deposits		44,215	6,511	37,577	127
Financial liabilities designated at fair value through profit or loss	12	10,580	—	8,990	1,590
Deposits from credit institutions		—	—	—	—
Customer deposits		700	—	700	—
Debt certificates issued		3,288	—	1,698	1,590
Other financial liabilities		6,592	—	6,592	—
Derivatives – Hedge accounting	15	3,303	100	3,179	25
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).

Fair value of financial Instruments by levels. December 2021 (Millions of Euros)
	Notes	Book value	Fair value
			Level 1	Level 2	Level 3
ASSETS
Financial assets held for trading	10	123,493	32,371	87,736	3,386
Derivatives		30,933	3,954	26,732	247
Equity instruments		15,963	15,925	—	37
Debt securities		25,790	11,877	13,725	189
Loans and advances		50,807	615	47,279	2,913
Non-trading financial assets mandatorily at fair value through profit or loss	11	6,086	4,378	522	1,186
Equity instruments		5,303	4,158	394	751
Debt securities		128	—	128	—
Loans and advances to customers		655	220	—	435
Financial assets designated at fair value through profit or loss	12	1,092	916	176	—
Debt securities		1,092	916	176	—
Financial assets at fair value through other comprehensive income	13	60,421	52,157	7,545	719
Equity instruments		1,320	1,178	36	106
Debt securities		59,074	50,952	7,509	613
Loans and advances to credit institutions		27	27	—	—
Derivatives – Hedge accounting	15	1,805	63	1,733	9
LIABILITIES
Financial liabilities held for trading	10	91,135	26,215	64,305	615
Trading derivatives		31,705	4,755	26,560	389
Short positions		15,135	15,124	11	—
Deposits		44,294	6,335	37,733	226
Financial liabilities designated at fair value through profit or loss	12	9,683	1	8,243	1,439
Deposits from credit institutions		—	—	—	—
Customer deposits		809	—	809	—
Debt certificates issued		3,396	1	1,956	1,439
Other financial liabilities		5,479	—	5,479	—
Derivatives – Hedge accounting	15	2,626	53	2,573	—

Fair value of financial assets by levels, valuation techniques and inputs [Table Text Block]
The following table sets forth the main valuation techniques, hypothesis and inputs used in the estimation of fair value of the financial instruments recorded at fair value classified under Levels 2 and 3, based on the type of financial asset and liability and the corresponding balances as of December 31, 2023, 2022 and 2021.

Fair value of Financial Instruments by levels. (Millions of Euros)

ASSETS	Valuation techniques in Levels 2 and 3	Observable inputs in Levels 2 and 3	Unobservable inputs in Levels 2 and 3
Financial assets held for trading
Equity instruments	Comparable pricing (Observable price in a similar market) Net asset value	- Brokers quotes - Market operations - NAVs published	- NAV provided by the administrator of the fund
Debt securities	Present-value method (Discounted future cash flows) Observed prices in non-active markets	- Issuer´s credit risk - Current market interest rates - Non active markets prices	- Prepayment rates - Issuer´s credit risk - Recovery rates
Loans and advances	Present-value method (Discounted future cash flows)	- Issuer´s credit risk - Current market interest rates - Funding interest rates observed in the market or in consensus services - Exchange rates	- Prepayment rates - Issuer´s credit risk - Recovery rates - Funding interest rates not observed in the market or in consensus services
Derivatives
Interest rate	Interest rate products (Interest rate Swaps, Call money Swaps and FRA): Discounted cash flows
Caps/Floors: Black 76 and SABR
Bond options: Black 76
Swaptions: Black, SABR and LGM
Other Interest rate Options: Black, SABR and Libor Market Model
Constant Maturity Swaps: SABR	- Exchange rates
- Market quoted future prices
- Market interest rates
- Underlying assets prices: shares, funds, commodities
- Market observable volatilities
- Issuer credit spread levels
- Quoted dividends
		- Market listed correlations	- Beta - Implicit correlations between tenors - interest rates volatility
Equity	Future and Equity Forward: Discounted future cash flows Equity Options: Local Volatility, Momentum adjustment and Heston		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Foreign exchange and gold	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local volatility, momentum adjustment		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Credit	Credit Derivatives: Default model and Gaussian copula		- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Commodities	Commodities: Momentum adjustment and discounted cash flows
Non-trading financial assets mandatorily at fair value through profit or loss
Equity instruments	Comparable pricing (Observable price in a similar market) Net asset value	- Brokers quotes - Market operations - NAVs published	- NAV provided by the administrator of the fund
Debt securities	Present-value method (Discounted future cash flows)	- Issuer credit risk - Current market interest rates	- Prepayment rates - Issuer credit risk - Recovery rates
Loans and advances	Discounted future cash flows		- Prepayment rates - Interest rates
Financial assets designated at fair value through profit or loss	Present-value method (Discounted future cash flows)	- Issuer credit risk - Current market interest rates
Debt securities
Financial assets at fair value through other comprehensive income
Equity instruments	Comparable pricing (Observable price in a similar market) Net asset value	- Brokers quotes - Market operations - NAVs published	- NAV provided by the administrator of the fund
Debt securities	Present-value method (Discounted future cash flows) Observed prices in non-active markets	- Issuer´s credit risk - Current market interest rates - Non active market prices	- Prepayment rates - Issuer credit risk - Recovery rates
Hedging derivatives
Interest rate	Interest rate products (Interest rate Swaps, Call money Swaps and FRA): Discounted cash flows
Caps/Floors: Black 76 and SABR
Bond options: Black 76
Swaptions: Black, SABR and LGM
Other Interest rate Options: Black, SABR and Libor Market Model
Constant Maturity Swaps: SABR	- Exchange rates
- Market quoted future prices
- Market interest rates
- Underlying assets prices: shares, funds, commodities
- Market observable volatilities
- Issuer credit spread levels
- Quoted dividends
		- Market listed correlations	- Beta - Implicit correlations between tenors - interest rates volatility
Equity	Future and Equity Forward: Discounted future cash flows Equity Options: Local volatility, Black 76, Momentum adjustment and Heston		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Foreign exchange and gold	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local volatility, momentum adjustment		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Credit	Credit Derivatives: Default model and Gaussian copula		- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Commodities	Commodities: Momentum adjustment and Discounted cash flows

Fair value of financial liabilities by levels, valuation techniques and inputs [Table Text Block]

Fair Value of Financial Instruments by Levels

LIABILITIES	Valuation techniques in Levels 2 and 3	Observable inputs in Levels 2 and 3	Unobservable inputs in Levels 2 and 3
Financial liabilities held for trading
Deposits	Present-value method (Discounted future cash flows)	- Interest rate yield - Funding interest rates observed in the market or in consensus services - Exchange rates	- Funding interest rates not observed in the market or in consensus services
Derivatives
Interest rate	Interest rate products (Interest rate Swaps, call money Swaps and FRA): Discounted cash flows
Caps/Floors: Black 76 and SABR
Bond options: Black 76
Swaptions: Black 76, SABR and LGM
Other Interest rate Options: Black, SABR and Libor Market Model
Constant Maturity Swaps: SABR	- Exchange rates
- Market quoted future prices
- Market interest rates
- Underlying assets prices: shares, funds, commodities
- Market observable volatilities
- Issuer credit spread levels
- Quoted dividends
		- Market listed correlations	- Beta - Correlation between tenors - Interest rates volatility
Equity	Future and Equity forward: Discounted future cash flows Equity Options: Local volatility, momentum adjustment and Heston		- Volatility of volatility - Assets correlation
Foreign exchange and gold	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Black 76, Local volatility, momentum adjustment		- Volatility of volatility - Assets correlation
Credit	Credit Derivatives: Default model and Gaussian copula		- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Commodities	Commodities: Momentum adjustment and discounted cash flows
Short positions	Present-value method (Discounted future cash flows)		- Prepayment rates - Issuer´s credit risk - Current market interest rates
Financial liabilities designated at fair value through profit or loss	Present-value method (Discounted future cash flows)	- Prepayment rates - Issuer´s credit risk - Current market interest rates	- Prepayment rates - Issuer´s credit risk - Current market interest rates
Derivatives – Hedge accounting
Interest rate	Interest rate products (Interest rate Swaps, call money Swaps and FRA): Discounted cash flows
Caps/Floors: Black 76 and SABR
Bond options: Black 76
Swaptions: Black 76, SABR and LGM
Other Interest rate Options: Black, SABR and Libor Market Model
Constant Maturity Swaps: SABR	- Exchange rates
- Market quoted future prices
- Market interest rates
- Underlying assets prices: shares, funds, commodities
- Market observable volatilities
- Issuer credit spread levels
- Quoted dividends
		- Market listed correlations	- Beta - Implicit correlations between tenors - interest rates volatility
Equity	Future and Equity Forward: Discounted future cash flows Equity Options: Local volatility, momentum adjustment and Heston		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Foreign exchange and gold	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Black 76, Local Volatility, momentum adjustment		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Credit	Credit Derivatives: Default model and Gaussian copula		- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Commodities	Commodities: Momentum adjustment and discounted cash flows

Unobservable inputs [Table Text Block]
Quantitative information of unobservable inputs used to calculate level 3 valuations is presented below as of December 31, 2023, 2022 and 2021.

Unobservable inputs. December 2023
Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units
Debt Securities	Present value method	Credit spread	—	136	4,369	bp
		Recovery rate	0%	39%	40%	%
	Comparable Pricing		0%	99%	237%	%
Equity/Fund instruments (1)	Net Asset Value
Comparable Pricing
Loans and advances	Present value method	Repo funding curve	2.26%	3.74%	5.76%	Abs Repo rate
Credit Derivatives	Gaussian Copula	Correlation default	26%	60%	85%	%
	Black 76	Price volatility				Vegas
Equity Derivatives	Option models on equities, baskets of equity, funds	Dividends (2)
		Correlations	(88%)	52%	99%	%
		Volatility	8.47	29.41	70.94	Vegas
FX Derivatives	Option models on FX underlyings	Volatility	4.31	10.24	18.52	Vegas
IR Derivatives	Option models on IR underlyings	Beta	3.00%	5%	11%	%
		Correlation rate/credit	(100%)		100%	%
		Correlation rate/inflation	52%	60%	74%	%
(1) Due to the diversity of valuation models of equity valuations, we would not include all the unobservable inputs or the quantitative ranges of them.
(2) The range of unobservable dividends is too wide range to be relevant.

Unobservable inputs. December 2022
Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units
Debt Securities	Present value method	Credit spread	—	111	1,538	bp
		Recovery rate	0%	39%	40%	%
	Comparable Pricing		2%	94%	139%	%
Equity/Fund instruments (1)	Net Asset Value
Comparable Pricing
Loans and advances	Present value method	Repo funding curve	0.71%	3.48%	5.52%	Abs Repo rate
Credit Derivatives	Gaussian Copula	Correlation default	26%	44%	58%	%
	Black 76	Price volatility	—	—	—	Vegas
Equity Derivatives	Option models on equities, baskets of equity, funds	Dividends (2)
		Correlations	(93%)	59%	99%	%
		Volatility	7.81	32.62	98.71	Vegas
FX Derivatives	Option models on FX underlyings	Volatility	5.32	11.93	20.73	Vegas
IR Derivatives	Option models on IR underlyings	Beta	0.25%	2%	18%	%
		Correlation rate/credit	(100%)		100%	%
		Correlation rate/inflation	51%	66%	76%	%
(1) Due to the diversity of valuation models of equity valuations, we would not include all the unobservable inputs or the quantitative ranges of them.
(2) The range of unobservable dividends is too wide range to be relevant.

Unobservable inputs. December 2021
Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units
Debt securities	Present value method	Credit spread	3	125	2,374	bp
		Recovery rate	0%	37%	40%	%
	Comparable pricing		0.1%	97%	144%	%
Equity/Fund instruments (1)	Net asset value
Comparable pricing
Loans and advances	Present value method	Repo funding curve	(2.71%)	1.16%	4.99%	Abs Repo rate
Credit derivatives	Gaussian Copula	Correlation default	35%	43%	53%	%
	Black 76	Price volatility	—	—	—	Vegas
Equity derivatives	Option models on equities, baskets of equity, funds	Dividends (2)
		Correlations	(88%)	60%	99%	%
		Volatility	5.57	26.30	62.00	Vegas
FX derivatives	Option models on FX underlyings	Volatility	3.96	9.71	16.34	Vegas
IR derivatives	Option models on IR underlyings	Beta	0.25%	2%	18%	%
		Correlation rate/credit	(100%)		100%	%
		Credit default volatility	—	—	—	Vegas
(1) Due to the diversity of valuation models of equity valuations, we would not include all the unobservable inputs or the quantitative ranges of them.
(2) The range of unobservable dividends is too wide range to be relevant.

Financial assets level 3 Changes in the year [Table Text Block]
The changes in the balance of Level 3 financial assets and liabilities included in the consolidated balance sheets are as follows:

Financial assets level 3: Changes in the year (Millions of Euros)
	2023		2022 ⁽¹⁾		2021
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Balance at the beginning	3,931	2,743	5,301	2,054	2,984	1,902
Changes in fair value recognized in profit and loss (2)	(7)	113	289	(131)	338	143
Changes in fair value not recognized in profit and loss	21	(1)	(62)	14	(47)	(10)
Acquisitions, disposals and liquidations (3)	27	374	(783)	782	2,531	156
Net transfers to level 3	289	204	(750)	74	(436)	(80)
Exchange differences and others	3	34	(64)	(50)	(69)	(56)
Balance at the end	4,264	3,467	3,931	2,743	5,301	2,054
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
(2) Profit or loss that is attributable to gains or losses relating to those financial assets and liabilities held as of December 31, 2023, 2022 and 2021. Valuation adjustments are recorded under the heading “Gains (losses) on financial assets and liabilities (net)”.
(3) Of which, in 2021, the assets roll forward is comprised of €2,742 million of acquisitions and €211 million of disposals. The liabilities roll forward is comprised of €213 million of acquisitions and €57 million of sales.

Transfer between levels [Table Text Block]
The financial instruments transferred among the different levels of measurement for the years ended December 31, 2023, 2022 and 2021 are at the following amounts in the consolidated balance sheets as of December 31, 2023, 2022 and 2021:

Transfers among levels. December 2023 (Millions of Euros)
	From:	Level 1		Level 2		Level 3
	To:	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
ASSETS
Financial assets held for trading		887	34	89	666	—	497
Non-trading financial assets mandatorily at fair value through profit or loss		1	135	—	70	—	—
Financial assets designated at fair value through profit or loss		—	—	—	—	—	—
Financial assets at fair value through other comprehensive income		1,191	21	1,296	205	103	243
Derivatives – Hedge accounting		—	—	—	—	—	—
Total		2,079	190	1,385	941	103	740
LIABILITIES
Financial liabilities held for trading		596	3	36	177	1	372
Financial liabilities designated at fair value through profit or loss		—	—	—	660	—	262
Derivatives – Hedge accounting		—	—	—	—	—	—
Total		596	3	36	837	1	635

Transfer among levels (Millions of Euros)
		2022						2021
	From:	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
	To:	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
ASSETS
Financial assets held for trading		683	1	1,909	340	24	911	924	2	35	184	10	637
Non-trading financial assets mandatorily at fair value through profit or loss		—	—	243	—	53	2	8	—	—	—	14	23
Financial assets designated at fair value through profit or loss		—	—	123	—	—	—	—	—	—	—	—	—
Financial assets at fair value through other comprehensive income		1,723	—	715	—	18	83	596	17	506	50	—	6
Derivatives – Hedge accounting		—	—	—	—	—	—	—	—	—	—	—	—
Total		2,407	1	2,990	340	95	996	1,528	19	542	234	24	665
LIABILITIES
Financial liabilities held for trading		524	—	239	141	—	258	562	—	24	57	15	95
Financial liabilities designated at fair value through profit or loss		—	—	—	221	—	55	—	—	—	38	—	65
Derivatives – Hedge accounting		—	—	—	25	—	—	—	—	—	—	—	—
Total		524	—	239	387	—	313	562	—	24	95	15	160

Financial instruments level 3 sensitivity analysis [Table Text Block]
As of December 31, 2023, the effect on profit for the year and total equity of changing the main unobservable inputs used for the measurement of level 3 financial instruments for other reasonably possible unobservable inputs, taking the highest (most favorable input) or lowest (least favorable input) value of the range deemed probable, would be as follows:

Financial instruments level 3: sensitivity analysis (Millions of Euros)
	Potential impact on consolidated income statement				Potential impact on other comprehensive income
	Most favorable hypothesis		Least favorable hypothesis		Most favorable hypothesis		Least favorable hypothesis
	2023	2022	2023	2022	2023	2022	2023	2022
ASSETS
Financial assets held for trading	21	33	(117)	(33)	—	—	—	—
Loans and advances	2	1	(2)	(1)	—	—	—	—
Debt securities	9	—	(22)	—	—	—	—	—
Equity instruments	—	25	(83)	(25)	—	—	—	—
Derivatives	9	6	(9)	(6)	—	—	—	—
Non-trading financial assets mandatorily at fair value through profit or loss	5	135	(114)	(136)	—	—	—	—
Loans and advances	—	—	—	—	—	—	—	—
Debt securities	3	17	(21)	(19)	—	—	—	—
Equity instruments	2	118	(92)	(118)	—	—	—	—
Financial assets designated at fair value through profit or loss	—	—	—	—	—	—	—	—
Financial assets at fair value through other comprehensive income	—	—	—	—	34	25	(89)	(25)
Total	26	168	(230)	(169)	34	25	(89)	(25)
LIABILITIES
Financial liabilities held for trading	13	7	(18)	(7)	—	—	—	—
Total	13	7	(18)	(7)	—	—	—	—

Fair value of financial instruments at amortized cost by levels [Table Text Block]
The table below shows the fair value of the Group's financial instruments recognized at amortized cost in the consolidated balance sheets, broken down according to the valuation method used to determine their fair value, and their respective book value, as well as the main valuation techniques and inputs used for financial instruments classified in level 2 and level 3 as of December 31, 2023, 2022 and 2021:

Fair value of financial instruments recognized at amortized cost by levels. December 2023 (Millions of Euros)
	Notes	Book value	Fair value
			Total	Level 1	Level 2	Level 3	Valuation techniques in Levels 2 and 3	Main inputs used in Levels 2 and 3
ASSETS
Cash, cash balances at central banks and other demand deposits	9	75,416	75,416	75,114	—	303
Financial assets at amortized cost	14	451,732	446,371	47,515	14,216	384,640	Present-value method (Discounted future cash flows)
Debt securities		49,462	48,952	41,950	6,244	759		- Credit spread - Prepayment rates - Interest rate yield
Loans and advances to central banks		7,151	7,152	5,534	1,347	272
Loans and advances to credit institutions		17,477	17,500	32	5,662	11,805
Loans and advances to customers		377,643	372,767	—	963	371,804		- Credit spread - Interest rate yield
LIABILITIES
Financial liabilities at amortized cost	22	557,589	555,913	56,831	300,531	198,550	Present-value method (Discounted future cash flows)	- Issuer´s credit risk - Prepayment rates - Interest rate yield
Deposits from central banks		20,309	20,179	13,911	6,003	265
Deposits from credit institutions		40,039	40,009	—	33,793	6,216
Customer deposits		413,487	411,342	1,448	228,726	181,168
Debt certificates issued		68,707	69,339	41,472	24,341	3,526
Other financial liabilities		15,046	15,043	—	7,668	7,376

Fair value of financial instruments recognized at amortized cost by levels. December 2022 ⁽¹⁾ (Millions of Euros)
	Notes	Book value	Fair value
			Total	Level 1	Level 2	Level 3	Valuation techniques in Levels 2 and 3	Main inputs used in Levels 2 and 3
ASSETS
Cash, cash balances at central banks and other demand deposits	9	79,756	79,756	79,463	—	293
Financial assets at amortized cost	14	414,421	412,965	30,587	12,173	370,206	Present-value method (Discounted future cash flows)
Debt securities		36,639	36,311	26,239	9,313	759		- Credit spread - Prepayment rates - Interest rate yield
Loans and advances to central banks		4,401	4,401	4,259	—	142
Loans and advances to credit institutions		16,031	16,089	89	1,289	14,711
Loans and advances to customers		357,351	356,164	—	1,571	354,594		- Credit spread - Interest rate yield
LIABILITIES
Financial liabilities at amortized cost	22	529,172	525,595	77,112	266,194	182,289	Present-value method (Discounted future cash flows)	- Issuer´s credit risk - Prepayment rates - Interest rate yield
Deposits from central banks		38,323	38,312	38,012	—	300
Deposits from credit institutions		26,935	26,777	—	20,546	6,231
Customer deposits		394,404	392,805	1,158	230,821	160,826
Debt certificates issued		55,429	53,550	37,942	7,240	8,368
Other financial liabilities		14,081	14,151	—	7,587	6,564
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).

Fair value of financial instruments recognized at amortized cost by levels. December 2021 (Millions of Euros)
	Notes	Book value	Fair value
			Total	Level 1	Level 2	Level 3	Valuation techniques in Levels 2 and 3	Main inputs used in Levels 2 and 3
ASSETS
Cash, cash balances at central banks and other demand deposits	9	67,799	67,799	67,581	—	218
Financial assets at amortized cost	14	372,676	377,451	33,213	13,033	331,205	Present-value method (Discounted future cash flows)
Debt securities		34,781	36,448	26,876	8,755	817		- Credit spread - Prepayment rates - Interest rate yield
Loans and advances to central banks		5,681	5,682	5,682	—	—
Loans and advances to credit institutions		13,276	13,264	72	863	12,329
Loans and advances to customers		318,939	322,058	583	3,416	318,059		- Credit spread - Interest rate yield
LIABILITIES
Financial liabilities at amortized cost	22	487,893	488,733	91,870	243,847	153,016	Present-value method (Discounted future cash flows)	- Issuer´s credit risk - Prepayment rates - Interest rate yield
Deposits from central banks		47,351	47,352	47,052	—	300
Deposits from credit institutions		19,834	19,769	—	14,853	4,916
Customer deposits		349,761	349,277	2,129	209,345	137,803
Debt certificates issued		55,763	57,094	42,689	10,014	4,391
Other financial liabilities		15,183	15,242	—	9,636	5,606